Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Assets and Liabilities Classified as Held for Sale

	€ million 2020 Total	€ million 2019 Total
Disposal groups held for sale (a)
Goodwill and intangibles	1	3
Property, plant and equipment	4	13
Inventories	6	9
Trade and other receivables	—	1
Other	—	3

	11	29

Property, plant and equipment held for sale (b)	17	53

Assets held for sale	28	82

Liabilities held for sale	1	1

(a)	In 2020, disposal groups held for sale consists of assets mainly relating to manufacturing assets.
(b)	2019 includes manufacturing assets held for sale in various countries.